Trade Payables	12 Months Ended
Dec. 31, 2022
Trade Payables
Trade Payables

25	Trade Payables

Accounting policy

Trade payables represent liabilities for goods and services that were provided to the Company before the end of the financial year which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. These amounts are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

(a)	Composition

	2022	2021
Trade payables	398,519	407,007
Related parties - note 20	15,337	4,811
	413,856	411,818